SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			2 Months Ended	12 Months Ended
	Mar. 13, 2023 USD ($) $ / shares shares	Jan. 04, 2023 $ / shares shares	Aug. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 13, 2023 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares issued				30,945,322	26,326,488
Proceeds from exercise warrants | $			$ 98	$ 1,379	$ 3,386	$ 98
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,783,561						1,783,561
Warrant exercise price per share | (per share)	$ 1.46						$ 1.95
Proceeds from exercise warrants | $	$ 2,604,000
Nonadjusting event [member] | March 2023 Private Placement Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of additional common shares	891,778
Finder fee	$ 208						$ 290,000
Private placement of warrant shares issued	142,685						142,685
Nonadjusting event [member] | Warrant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	891,778						891,778
Warrant exercise price per share | (per share)	$ 1.75						$ 2.35
Nonadjusting event [member] | Directors officier and advisers [member]
IfrsStatementLineItems [Line Items]
Number of shares granted		816,500
Exercise price per share | $ / shares		$ 1.65
Number of shares vested		800,000
Exercisable term		10 years
Nonadjusting event [member] | RSU's [member]
IfrsStatementLineItems [Line Items]
Convert into common shares		1,027,000
Nonadjusting event [member] | RSU's [member] | Directors officier and advisers [member]
IfrsStatementLineItems [Line Items]
Number of shares granted		1,027,000
Nonadjusting event [member] | RSU's [member] | Executives and directors [member]
IfrsStatementLineItems [Line Items]
Number of shares granted		250,000